CĪON Investment Corporation
Portfolio Holdings: Q3 2013

As of September 30, 2013

CĪON Investment Corporation ("CĪON") is a non-traded business development company, or BDC, that focuses on middle market loans. CĪON seeks to generate current income, and to a lesser extent, capital appreciation. CĪON offers investors the opportunity to invest primarily in the senior secured debt of private and thinly-traded[1] U.S. middle market companies, which we define as U.S. companies with annual EBITDA[2] of $50 million or less.

APOLLO

CĪON intends to create value for investors by drawing on the experience and infrastructure of its adviser – CĪON Investment Management, LLC, an ICON Investments company – and its sub-adviser – Apollo Investment Management, L.P., a subsidiary of Apollo Global Management, LLC, a leading global alternative investment manager.

SUITABILITY:

- Net worth of $70,000, plus $70,000 of annual gross income; or
- Net worth of $250,000

In addition to general suitability requirements, there are state-specific suitability requirements that must be met. For complete information, please refer to the suitability section of the prospectus. Net worth requirements are exclusive of home, home furnishings and automobiles.

INVESTMENT MINIMUM: $5,000

INVESTMENT COMPOSITION[3]

- 1st Lien Senior Secured Loans.... 79.79%
- 2nd Lien Senior Secured Loans....... 18.50%
- Senior Secured Bonds.......................... 0%
- Subordinated Debt.......................... 1.71%
- Collateralized Securities...................... 0%
- Equity.. 0%



FLOATING/FIXED RATE BREAKDOWN

- Floating Rate Investments.....100%
- Fixed Rate Investments.............0%



Portfolio Holdings

Please note that rates are not indicative of CĪON's performance.

COMPANY NAME	INDUSTRY	WEIGHTING[3]	RATE[4,5]	LIBOR FLOOR[6]	MATURITY DATE
1st LIEN SENIOR SECURED LOANS: 79.79%					
Smile Brands Group Inc.	Healthcare	4.39%	LIBOR + 6.25%	1.25%	8/16/2019
Photonis Technologies SAS	Manufacturing	4.32%	LIBOR + 7.50%	1.00%	9/18/2019
HUB International Limited	Insurance	3.54%	LIBOR + 3.75%	1.00%	10/2/2020
National Surgical Hospitals, Inc.	Healthcare	3.10%	LIBOR + 4.50%	1.25%	8/1/2019
Wastequip, LLC	Manufacturing	2.66%	LIBOR + 4.50%	1.00%	8/9/2019
Polyconcept Finance B.V.	Professional & Business Services	2.23%	LIBOR + 4.75%	1.25%	6/28/2019
Sears Holdings Corp.	Retail	2.22%	LIBOR + 4.50%	1.00%	6/30/2018
Tervita	Ecological	2.21%	LIBOR + 5.00%	1.25%	5/15/2018
W/S Packaging Group, Inc.	Packaging	2.21%	LIBOR + 4.00%	1.00%	8/9/2019
Distribution International, Inc.	Construction	2.20%	LIBOR + 6.50%	1.00%	7/16/2019
Landslide Holdings, Inc.	Computers & Electronics	2.19%	LIBOR + 4.25%	1.00%	8/9/2019
Hemisphere Media Holdings, LLC	Media	2.07%	LIBOR + 5.00%	1.25%	7/30/2020
The TOPPS Company, Inc.	Entertainment & Leisure	1.88%	LIBOR + 6.00%	1.25%	10/2/2018
Herff Jones Inc.	Textile & Apparel Mfg.	1.81%	LIBOR + 4.50%	1.00%	6/25/2019
Grande Communications Networks LLC	Telecommunications	1.78%	LIBOR + 3.50%	1.00%	5/31/2020
KCG Holdings, Inc.	Financial Services	1.77%	LIBOR + 4.50%	1.25%	12/5/2017
Packaging Coordinators, Inc.	Packaging	1.77%	LIBOR + 4.25%	1.25%	5/10/2020
SRA International	Computers & Electronics	1.75%	LIBOR + 5.25%	1.25%	7/20/2018
F+W Media, Inc.	Media	1.73%	LIBOR + 6.50%	1.25%	6/30/2019
Prowler Acquisition Corp.	Oil & Gas	1.72%	LIBOR + 4.75%	1.25%	3/19/2019
Sutherland Global Services	Professional & Business Services	1.72%	LIBOR + 6.00%	1.25%	3/6/2019
Tech Finance & Co S.C.A.	Computers & Electronics	1.72%	LIBOR + 6.00%	1.25%	7/11/2020
Custom Ecology, Inc.	Environmental Services	1.70%	LIBOR + 5.50%	1.25%	6/26/2019
BBTS Borrower LP	Oil & Gas	1.68%	LIBOR + 6.50%	1.25%	6/4/2019
Avaya Inc.	Telecommunications	1.66%	LIBOR + 6.75%	1.25%	3/31/2018
SK Spice S.A.R.L	Textile & Apparel Mfg.	1.56%	LIBOR + 8.25%	1.25%	9/30/2018
TriNet HR Corp.	Professional & Business Services	1.46%	LIBOR + 4.00%	1.00%	8/20/2020
Travelport LLC	Entertainment & Leisure	1.45%	LIBOR + 5.00%	1.25%	6/26/2019
Lineage Logistics, LLC	Diversified Support Services	1.34%	LIBOR + 3.50%	1.00%	4/26/2019
ABB Concise Optical Group, LLC	Healthcare	1.32%	LIBOR + 3.50%	1.00%	2/6/2019
OCI Beaumont LLC (B2 Term Loan)	Chemicals	1.14%	LIBOR + 5.00%	1.25%	8/20/2019
Cyanco Intermediate Corp.	Chemicals	1.13%	LIBOR + 4.50%	1.00%	5/1/2020

CĪON Investment Management, LLC manages CĪON Investment Corporation ("CĪON"), which is currently offering up to 100,000,000 shares of common stock. This portfolio holdings sheet is sales and advertising literature and must be preceded or accompanied by and read in conjunction with the prospectus in order to understand fully all of the implications and risks of the offering of securities to which it relates. Additional copies of the prospectus may be obtained by contacting ICON Investments at 800.435.5697 or by visiting www.cioninvestmentcorp.com. No offering is made except by a prospectus filed with the Department of Law of the State of New York. Neither the SEC, the Attorney General of the State of New York nor any other state securities commission has approved or disapproved of these securities or determined if the prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

COMPANY NAME	INDUSTRY	WEIGHTING[3]	RATE[4,5]	LIBOR FLOOR[6]	MATURITY DATE
1st LIEN SENIOR SECURED LOANS: 79.79% (CONTINUED)					
Sprint Industrial Holdings, LLC	Oil & Gas	1.07%	LIBOR + 5.75%	1.25%	5/14/2019
Westway Group	Food & Beverage	0.89%	LIBOR + 4.00%	1.00%	2/27/2020
Peppermill Casinos	Gaming & Hotels	0.89%	LIBOR + 6.00%	1.25%	11/9/2018
Captive Resources Midco, LLC	Insurance	0.86%	LIBOR + 5.50%	1.25%	10/31/2018
CHI Overhead Doors	Building Materials	0.86%	LIBOR + 4.25%	1.25%	3/18/2019
Plano Molding Co. Inc.	Chemicals	0.85%	LIBOR + 4.25%	1.00%	12/21/2017
Safe-Guard Products International, LLC	Financial Services	0.83%	LIBOR + 6.00%	1.25%	12/21/2018
Information Resources, Inc.	Professional & Business Services	0.80%	LIBOR + 3.75%	1.00%	9/30/2020
Caraustar Industries, Inc.	Packaging	0.66%	LIBOR + 6.25%	1.25%	5/1/2019
Merrill Corp.	Printing & Publishing	0.62%	LIBOR + 6.25%	1.00%	3/8/2018
OCI Beaumont LLC (B1 Term Loan)	Chemicals	0.61%	LIBOR + 5.00%	1.25%	8/20/2019
H.D. Vest, Inc.	Financial Services	0.53%	LIBOR + 4.50%	1.25%	12/18/2018
Telecommunications Management, LLC	Telecommunications	0.48%	LIBOR + 4.00%	1.00%	4/30/2020
U.S. Renal Care, Inc.	Healthcare	0.47%	LIBOR + 4.25%	1.00%	7/3/2019
Total Safety W3	Professional & Business Services	0.45%	LIBOR + 4.50%	1.25%	3/13/2020
ATI Holdings, Inc.	Healthcare	0.44%	LIBOR + 4.50%	1.25%	12/21/2019
Centaur Gaming	Gaming & Hotels	0.44%	LIBOR + 4.00%	1.25%	2/20/2019
Integra Telecom, Inc.	Telecommunications	0.44%	LIBOR + 4.00%	1.25%	2/22/2019
SESAC Holdco II, LLC	Media	0.44%	LIBOR + 4.75%	1.25%	2/8/2019
Washington Inventory Services	Professional & Business Services	0.44%	LIBOR + 4.50%	1.25%	12/20/2018
Fender Musical Instruments Corp.	Entertainment & Leisure	0.43%	LIBOR + 4.50%	1.25%	4/3/2019
Steward Health Care System LLC	Healthcare	0.43%	LIBOR + 5.50%	1.25%	4/10/2020
VFH Parent LLC	Financial Services	0.43%	LIBOR + 4.50%	1.25%	7/8/2016
2nd LIEN SENIOR SECURED LOANS: 18.50%					
TriNet HR Corp.	Professional & Business Services	2.15%	LIBOR + 7.75%	1.00%	2/20/2021
TWCC Holding Corp.	Media	1.87%	LIBOR + 6.00%	1.00%	6/26/2020
Performance Food Group, Inc.	Food & Beverage	1.64%	LIBOR + 5.25%	1.00%	11/14/2019
Deltek, Inc.	Computers & Electronics	1.46%	LIBOR + 8.75%	1.25%	10/10/2019
SESAC Holdco II, LLC	Media	1.36%	LIBOR + 8.75%	1.25%	8/8/2019
Oxbow Carbon LLC	Mining	1.36%	LIBOR + 7.00%	1.00%	1/19/2020
Arysta LifeScience SPC	Chemicals	1.04%	LIBOR + 7.00%	1.25%	11/30/2020
GCA Services Group, Inc.	Professional & Business Services	0.90%	LIBOR + 8.00%	1.25%	11/1/2020
Ion Trading Technologies S.A.R.L.	Financial Services	0.89%	LIBOR + 7.00%	1.25%	5/22/2021
Carestream Health, Inc.	Healthcare	0.88%	LIBOR + 8.50%	1.00%	12/7/2019
Securus Technologies Holdings, Inc.	Telecommunications	0.87%	LIBOR + 7.75%	1.25%	4/30/2021
H.D. Vest, Inc.	Financial Services	0.75%	LIBOR + 8.00%	1.25%	6/18/2019
U.S. Renal Care, Inc.	Healthcare	0.61%	LIBOR + 7.50%	1.00%	1/3/2020
Telecommunications Management, LLC	Telecommunications	0.49%	LIBOR + 8.00%	1.00%	10/30/2020
Centaur Gaming	Gaming & Hotels	0.45%	LIBOR + 7.50%	1.25%	2/20/2020
Healogics, Inc.	Healthcare	0.45%	LIBOR + 8.00%	1.25%	2/5/2020
LTS Buyer LLC	Telecommunications	0.45%	LIBOR + 6.75%	1.25%	4/12/2021
Sprint Industrial Holdings, LLC	Oil & Gas	0.45%	LIBOR + 10.00%	1.25%	11/14/2019
Securus Technologies Holdings, Inc.	Telecommunications	0.43%	LIBOR + 7.75%	1.25%	4/30/2021
SENIOR SECURED BONDS: 0%					
SUBORDINATED DEBT: 1.71%					
Catalent Pharma Solutions Inc.	Healthcare	1.71%	LIBOR + 5.25%	1.25%	12/31/2017
COLLATERALIZED SECURITIES: 0%					
EQUITY: 0%					

1. Thinly-traded companies are companies whose securities are typically traded in low volumes and often have a limited number of interested buyers and sellers.
2. Earnings before interest, taxes, depreciation and amortization.
3. Information is based on the relative fair value of the underlying portfolio holdings.
4. London Interbank Offered Rate, an interest rate at which banks can borrow funds, in marketable size, from other banks in the London interbank market.
5. Rate is the total interest rate on the loan, based on LIBOR plus a margin.
6. Loans with a LIBOR floor pay an interest rate of LIBOR plus a margin, so long as LIBOR remains above the specified floor level. If however, LIBOR falls below the floor, the interest rate is the floor level plus the applicable margin.

Data excludes short term investments, which represent highly liquid investments with original maturity dates of three months or less, and, on a look through basis, includes Total Return Swap ("TRS") reference assets, that are owned and held by a counterparty to the TRS agreement. Percentages represent approximate figures.

The preceding information reflects CĪON's holdings as of the date indicated herein. There is no assurance that additional similar transactions will be available to CĪON or that CĪON's investment portfolio composition going forward will be as described above. Please read the CĪON prospectus, including the "Risk Factors" section, prior to making any investment decision and consider the risks, charges, expenses, and the other important information described therein.

Risks and limitations include, but are not limited to, the following: collateral securing senior secured loans may decrease in value; investment concentration risk; returns may be adversely affected by slow economic recovery as well as the downgrade in the US credit rating; value uncertainty of portfolio investments; share repurchase price may be lower than initial purchase price; portion of distributions may be a return of capital; management decisions may be subject to conflicts of interest; limited liquidity of shares; interest rate fluctuations may negatively impact floating rate investments; magnified losses may result due to leveraging; possible significant fluctuation of net asset value.